Summary of material accounting policies (Details 2)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
ECLASA [Member]
Statement [Line Items]
Main activity	Investment
Description of equity interest	ECLASA
Ownership interest held by the Group	100.00%	100.00%	100.00%
Hoteles Argentinos S.A.U [Member]
Statement [Line Items]
Main activity	Hotel
Description of equity interest	Hoteles Argentinos S.A.U.
Ownership interest held by the Group	100.00%	100.00%	100.00%
Fibesa S.A.U [Member]
Statement [Line Items]
Main activity	Real estate
Description of equity interest	Fibesa
Ownership interest held by the Group	100.00%	100.00%	100.00%
Liveck Ltd. [Member]
Statement [Line Items]
Main activity	Investment
Description of equity interest	Liveck Ltd.
Ownership interest held by the Group	100.00%	100.00%	100.00%
Shefa Fiduciaria S.A.U.[Member]
Statement [Line Items]
Main activity	Trustee company
Description of equity interest	Shefa Fiduciaria S.A.U.
Ownership interest held by the Group	100.00%	100.00%	100.00%
Fideicomiso Shefa V.C.[Member]
Statement [Line Items]
Main activity	Investment
Description of equity interest	Fideicomiso Shefa V.C.
Ownership interest held by the Group	100.00%	100.00%	100.00%
Sheha Holding LLC [Member]
Statement [Line Items]
Main activity	Investment
Description of equity interest	Shefa Holding LLC
Ownership interest held by the Group	100.00%	100.00%	100.00%
Inversora Bolivar S.A. [Member]
Statement [Line Items]
Main activity	Investment
Description of equity interest	Inversora Bolívar S.A.
Ownership interest held by the Group	100.00%	100.00%	100.00%
Llao Llao Resorts S.A. [Member]
Statement [Line Items]
Main activity	Hotel
Description of equity interest	Llao Llao Resorts S.A.
Ownership interest held by the Group	50.00%	50.00%	50.00%
Nuevas Fronteras S.A. [Member]
Statement [Line Items]
Main activity	Hotel
Description of equity interest	Nuevas Fronteras S.A.
Ownership interest held by the Group	76.34%	76.34%	76.34%
Palermo Invest S.A. [Member]
Statement [Line Items]
Main activity	Investment
Description of equity interest	Palermo Invest S.A.
Ownership interest held by the Group	100.00%	0.00%	0.00%
Ritelco S.A.U. [Member]
Statement [Line Items]
Main activity	Investment
Description of equity interest	Ritelco S.A.U.
Ownership interest held by the Group	100.00%	100.00%	100.00%
Arcos [Member]
Statement [Line Items]
Main activity	Real estate
Description of equity interest	Arcos
Ownership interest held by the Group	90.00%	90.00%	90.00%
Shefa Investments [Member]
Statement [Line Items]
Main activity	Design and software development
Description of equity interest	SHEFA INVESTMENTS
Ownership interest held by the Group	89.44%	93.63%	98.67%
LOS GALLEGOS, Mart?nez Navarro y C?a. S.A. [Member]
Statement [Line Items]
Main activity	Real estate
Description of equity interest	LOS GALLEGOS, Martínez Navarro y Cía. S.A.
Ownership interest held by the Group	100.00%	0.00%	0.00%
TIENDA LOS GALLEGOS S.A. [Member]
Statement [Line Items]
Main activity	Real estate
Description of equity interest	TIENDA LOS GALLEGOS S.A.
Ownership interest held by the Group	100.00%	0.00%	0.00%
Tyrus S.A. [Member]
Statement [Line Items]
Main activity	Investment
Description of equity interest	Tyrus S.A.
Ownership interest held by the Group	100.00%	100.00%	100.00%
Emprendimiento Recoleta S.A. [Member]
Statement [Line Items]
Main activity	Real estate
Description of equity interest	Emprendimiento Recoleta S.A.
Ownership interest held by the Group	53.68%	53.68%	53.68%
Panamerican Mall S.A. [Member]
Statement [Line Items]
Main activity	Real estate
Description of equity interest	PAMSA
Ownership interest held by the Group	80.00%	80.00%	80.00%
Shopping Neuquen S.A. [Member]
Statement [Line Items]
Main activity	Real estate
Description of equity interest	Shopping Neuquén S.A.
Ownership interest held by the Group	99.95%	99.95%	99.95%
Torodur S.A. [Member]
Statement [Line Items]
Main activity	Investment
Description of equity interest	Torodur S.A.
Ownership interest held by the Group	100.00%	100.00%	100.00%
EHSA [Member]
Statement [Line Items]
Main activity	Investment
Description of equity interest	EHSA
Ownership interest held by the Group	70.00%	70.00%	70.00%
Centro De Entretenimiento La Plata [Member]
Statement [Line Items]
Main activity	Real estate
Description of equity interest	Centro de Entretenimiento La Plata S.A.
Ownership interest held by the Group	0.00%	0.00%	100.00%
DFL and DN BV [Member]
Statement [Line Items]
Main activity	Investment
Description of equity interest	DFL y DN B.V.
Ownership interest held by the Group	99.65%	99.65%	99.63%
IRSA International LLC [Member]
Statement [Line Items]
Main activity	Investment
Description of equity interest	IRSA International LLC
Ownership interest held by the Group	100.00%	100.00%	100.00%
Real Estate Strategies LLC [Member]
Statement [Line Items]
Main activity	Investment
Description of equity interest	Real Estate Strategies LLC
Ownership interest held by the Group	100.00%	100.00%	100.00%
Dolphin IL Investment Ltd. [Member]
Statement [Line Items]
Main activity	Investment
Description of equity interest	Dolphin IL Investment Ltd.
Ownership interest held by the Group	100.00%	100.00%	100.00%